FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 30, 2017	Dec. 31, 2016
Business Acquisition, Contingent Consideration [Line Items]
Fair value of contingent consideration in investment	$ 1,550
Seculert Ltd [Member]
Business Acquisition, Contingent Consideration [Line Items]
Fair value of contingent consideration in investment	$ 1,550	$ 1,981
Contingent consideration discount rate	16.00%
Net income	$ 431